Omnibus Incentive Compensation Plan	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan

15. Omnibus Incentive Compensation Plan

In connection with the Conversion, on the Effective Date, the board of directors of the Company adopted an amendment and restatement of the Plan to reflect the effects of the Conversion and all the treasury units were converted to treasury shares.

In January 2024, the board of directors adopted the Plan and reserved for issuance a maximum number of 3,300,000 restricted common shares. On January 25, 2024, 1,100,000 common units of the 3,300,000 restricted common units were issued and recognized under treasury shares.

On January 1, 2025, the Company awarded 1,050,000 unvested shares to Employees and Non-Employees with a grant-date fair value of $18.27 per share. Awards granted to certain Employees and Non-Employees will vest in three equal installments. One third of the shares awarded, namely 350,000 shares vested on December 31, 2025. The fair value of these shares was $7,305 as of December 31, 2025.

In January 2022, according to the amended and restated compensation plan approved by the board of directors the total number of restricted common shares reserved and issued was 1,045,000. On March 18, 2022, the Company awarded 743,800 unvested shares to Employees and Non-Employees with a grant-date fair value of $15.18 per share. Awards granted to certain Employees and Non-Employees would vest in three equal installments. One third of the shares awarded, namely 247,934, 247,933 and 247,933 shares vested on December 31, 2024, 2023 and 2022, respectively. On March 8, 2024, the Company awarded 96,104 unvested shares to Employees and Non-Employees with a grant-date fair value of $17.45 per share. The shares were fully vested on the same date. On December 31, 2024, the Company awarded 82,066 unvested shares to Employees and Non-Employees with a grant-date fair value of $18.36 per share. The shares were fully vested on the same date.

The unvested shares accrue distributions as declared and paid, which distributions are retained by the custodian of the Plan until the vesting date at which time they are payable to the grantee. As unvested share grantees accrue distributions on awards that are expected to vest, such distributions are charged to Company’s retained earnings. As of December 31, 2025, the unvested shares accrued $632 of distributions.

There were no forfeitures of awards during the years ended December 31, 2025, 2024 and 2023. The Company estimated the forfeitures of unvested shares to be immaterial.

For the years ended December 31, 2025, 2024 and 2023 the equity compensation expense included in “General and administrative expenses” in the consolidated statements of comprehensive income was $6,395, $6,918 and $3,786, respectively. The Company uses the straight-line method to recognize the cost of the awards. As of December 31, 2025, the total unrecognized compensation cost relating to non-vested awards was $12,789 and is expected to be recognized over a period of 2.0 years.

The following table contains details of Company’s plan:

	Equity compensation plan
Unvested Shares	Shares	Value
Unvested on January 1, 2024	247,934	$3,769
Granted	178,170	3,149
Vested	(426,104)	(6,918)
Unvested on December 31, 2024	—	$—
Granted	1,050,000	19,184
Vested	(350,000)	(6,395)
Unvested on December 31, 2025	700,000	$12,789